related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
related party transactions
Summary of transactions with key management personnel

Total compensation expense for key management personnel, and the composition thereof, is as follows:

Years ended December 31 (millions)	2019	2018
Short-term benefits	$12	$12
Post-employment pension [1] and other benefits	4	8
Share-based compensation	37	44
	$53	$64
(1)

Our Executive Leadership Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.

As disclosed in Note 14, we made initial awards of share-based compensation in 2019 and 2018, including, as set out in the following table, to our key management personnel. As most of these awards are cliff-vesting or graded-vesting and have multi-year requisite service periods, the related expense will be recognized rateably over a period of years and thus only a portion of the 2019 and 2018 initial awards are included in the amounts in the table above.

	2019			2018
	Number of			Number of
Years ended December 31	restricted	Notional	Grant-date	restricted	Notional	Grant-date
($ in millions)	share units	value [1]	fair value [1]	share units	value [1]	fair value [1]
Awarded in period	474,704	$23	$15	608,849	$28	$36
(1)

Notional value is determined by multiplying the Common Share price at the time of award by the number of units awarded. The grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)).

The liability amounts accrued for share-based compensation awards to key management personnel are as follows:

As at December 31 (millions)	2019	2018
Restricted share units	$25	$41
Deferred share units 1	23	21
	$48	$62
(1)

Our Directors’ Deferred Share Unit Plan provides that, in addition to his or her annual equity grant of deferred share units, a director may elect to receive his or her annual retainer and meeting fees in deferred share units, Common Shares or cash. Deferred share units entitle directors to a specified number of, or a cash payment based on the value of, our Common Shares. Deferred share units are paid out when a director ceases to be a director, for any reason, at a time elected by the director in accordance with the Directors’ Deferred Share Unit Plan; during the year ended December 31, 2019, $4 (2018 – $6) was paid out.